COMMITMENTS AND CONTINGENCIES (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of commitments and contingencies
Contractual commitments	$ 177.9
Contractual capital commitments	143.1
Deposits made for contractual commitments	8.5
Contractual commitments for acquisition of property plant and equipment bonds authorised to issue			$ 140.7	$ 104.0
Two properties in indiana
Disclosure of commitments and contingencies
Contractual commitments for acquisition of property, plant and equipment	34.8
Acquisitions of investment properties located in palmetto georgia on november 12 2020 and in locust grove georgia on march 12 2021
Disclosure of commitments and contingencies
Contractual commitments for acquisition of property plant and equipment bonds issued			$ 131.4	$ 97.1
Bonds issued outstanding	$ 131.4	$ 97.1